UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-4694


                     The American Funds Tax-Exempt Series II
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE TAX-EXEMPT FUND OF CALIFORNIA
INVESTMENT PORTFOLIO
November 30, 2004                                                    unaudited

                                                                                             Principal amount     Market value
BONDS AND NOTES -- 93.85%                                                                               (000)            (000)

CALIFORNIA -- 87.51%
State issuers -- 27.37%
CSUCI Fin. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A,
     2.50% 2044 (put 2007)                                                                             $2,250           $2,248
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015                                                         5,000            5,443
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016                                                         2,000            2,117
Econ. Recovery Bonds, Series 2004-B-2, 5.00% 2023 (put 2007)                                            2,000            2,125
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                            1,000            1,080
Educational Facs. Auth. Rev. Bonds (University of San Francisco), Series 1996,
     MBIA insured, 5.70% 2011                                                                           1,190            1,367
Educational Facs. Auth. Rev. Ref. Bonds (Stanford University), Series R,
     5.00% 2021                                                                                         1,000            1,049
G.O. Bonds, XLCA insured, 4.50% 2010                                                                    2,000            2,150
G.O. Bonds, XLCA-ICR insured, 5.00% 2014                                                                2,000            2,142
G.O. Bonds 5.25% 2015                                                                                   2,000            2,181
G.O. Bonds 5.25% 2016                                                                                   1,000            1,081
G.O. Bonds 5.00% 2017                                                                                   1,000            1,047
Various Purpose G.O. Bonds 5.25% 2014                                                                   2,350            2,584
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019                                                  5,020            5,401
Veterans G.O. Bonds, Series BG, 4.95% 2010                                                              1,175            1,248
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                                  9,150            8,924
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.75% 2039                                                                  3,000            3,001
Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
     Series 2003-A, 5.00% 2017                                                                          1,000            1,033
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.00% 2006                                                                                           630              652
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.00% 2006 (escrowed to maturity)                                                                    870              906
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.00% 2007                                                                                           425              446
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.00% 2007 (escrowed to maturity)                                                                    575              611
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.25% 2008                                                                                           740              787
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
     5.25% 2008 (escrowed to maturity)                                                                  1,010            1,099
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I,
     4.95% 2026 (put 2014)                                                                              2,000            2,073
Health Facs. Fncg. Auth., Hospital Rev. Bonds (Downey Community Hospital),
     Series 1993, 5.625% 2008                                                                           2,000            1,991
Health Facs. Fncg. Auth., Hospital Rev. Bonds (Downey Community Hospital),
     Series 1993, 5.75% 2015                                                                            1,095            1,061
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B,
     5.25% 2013                                                                                         2,000            2,194
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services),
     Series 1998, AMBAC insured, 5.00% 2010                                                             2,170            2,348
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services),
     Series 1998, AMBAC insured, 5.00% 2013                                                             1,125            1,210
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series
     2003-A, 5.00% 2011                                                                                 1,460            1,580
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series
     2003-A, 5.00% 2017                                                                                 3,680            3,846
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B2, AMT, AMBAC
     insured, 5.70% 2007                                                                                  570              588
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III,
     AMT, MBIA insured, 5.10% 2012                                                                        315              324
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class
     III, MBIA insured, 5.05% 2011                                                                        455              457
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev.
     Bonds, First Lien Bonds, Series 2003-A, FSA insured, 5.25% 2014                                    1,500            1,670
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
     Series 2002, 5.00% 2012                                                                            1,000            1,109
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
     Series 2002, 5.00% 2014                                                                            2,200            2,406
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
     Series 2002, 5.00% 2015                                                                            2,000            2,155
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
     Series 2002, 5.00% 2016                                                                            5,000            5,353
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
     Series 1996-A, MBIA insured, 5.35% 2016                                                            8,000            8,568
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
     Industries of California, Inc. Project), BFI Corp., Guarantee, Series
     1996-A, AMT, 5.80% 2016                                                                            5,000            4,721
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
     Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                                 4,000            4,193
Pollution Control Fncg. Auth., Variable Rate Demand Solid Waste Disposal Rev.
     Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 5.125%
     2031 (put 2014)                                                                                    2,000            2,055
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison,
     Imperial County), Series 1991-A, 6.50% 2017                                                        1,000            1,186
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2013                                                    1,000            1,117
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2022                                                    1,000            1,077
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.00% 2010                                                               1,000            1,082
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.00% 2011                                                               2,445            2,653
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.25% 2013                                                               1,000            1,099
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.50% 2016                                                               2,000            2,214
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
     Various University of California Projects), Series 2004-F, 5.00% 2016                              2,500            2,689
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
     Various University of California Projects), Series 2004-F, 5.00% 2020                              1,500            1,581
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen
     County, Susanville), Series 1993-D, FSA insured, 5.25% 2015                                        2,000            2,234
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State
     Prison-Lassen County, Susanville), Series 2004-E, XLCA insured, 5.00% 2015                         2,500            2,722
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State
     Prison-Monterey County), Series 1998-C, 5.25% 2007                                                 2,000            2,143
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State
     Prisons), Series 1993-A, AMBAC insured, 5.25% 2013                                                 1,000            1,122
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
     (Mortgage-backed Securities Program), Series 1995-B, AMT, 7.75% 2026                                  20               20
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
     (Mortgage-backed Securities Program) Series 1996-A, AMT, 7.75% 2027(1)                                35               36
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                             5,300            5,538
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                  6,000            6,311
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A4, 5.25% 2025 (put 2013)                                  1,500            1,561
Statewide Communities Dev. Auth. (Catholic Healthcare West) Cert. of Part.,
     Series 1999-A, 6.50% 2020                                                                          5,345            5,933
Statewide Communities Dev. Auth., Cert. of Part. (Internext Group) 5.375% 2017                          6,375            6,485
Statewide Communities Dev. Auth. (Citrus Valley Health Partners, Inc.) Cert. of
     Part., MBIA insured, 5.50% 2011                                                                    1,000            1,124
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health
     Services), Series 2003-A, 6.00% 2014                                                               2,000            2,231
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health
     Services), Series 2003-A, 6.00% 2016                                                               2,000            2,210
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health
     Services), Series 2003-A, 6.00% 2023                                                               3,000            3,225
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
     the Monterey Peninsula), Series 2003-B, FSA insured, 5.00% 2011                                    1,580            1,734
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
     the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018                                    2,500            2,704
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
     the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023                                      500              530
Statewide Communities Dev. Auth., Hospital Rev. Cert. of  Part. (Cedars-Sinai
     Medical Center) Series 1992, 6.50% 2012                                                            5,470            6,121
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles
     Jewish Home for the Aging), Series 2003, 5.00% 2011                                                1,000            1,077
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles
     Jewish Home for the Aging), Series 2003, 5.25% 2023                                                2,000            2,070
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I,
     3.45% 2035 (put 2011)                                                                              5,000            4,892
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/The Ashton Apartments), Issue 1999-C, 5.20% 2029
     (put 2009)                                                                                         1,000            1,059
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20%
     2029 (put 2009)                                                                                    3,100            3,275
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
     Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                               1,440            1,524
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)                                 2,000            1,978
Dept. of Water Resources, Central Valley Project, Water System Rev. Bonds,
     Series X, FGIC insured, 5.50% 2016                                                                 3,100            3,557
Dept. of Water Resources, Central Valley Project, Water System Rev. Bonds,
     Series W, 5.50% 2017                                                                               2,000            2,227
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013                            4,000            4,591
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                           1,000            1,125
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                            2,500            2,788
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2015                                                                                         2,000            2,231
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2016                                                                                         1,000            1,114
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured,
     5.50% 2010                                                                                         2,365            2,645
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured,
     5.50% 2011                                                                                         1,000            1,127
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured,
     5.375% 2017                                                                                        3,000            3,290

CITY AND COUNTY ISSUERS -- 60.14%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
     Series 2004-D, XLCA insured, 5.125% 2012                                                           2,500            2,777
Alta Loma School Dist. (San Bernardino County), G.O. Bonds, 1999 Election,
     Series A, FGIC insured, 0% 2021                                                                    2,500            1,093
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement
     Project), Senior Lease Rev. Bonds, Series 1997-A, FSA insured, 6.00% 2024                          1,500            1,780
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement
     Project), Subordinate Lease Rev. Bonds, Series 1997-C, FSA insured, 0% 2022                        2,000              809
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
     Series B, 5.70% 2010                                                                               1,285            1,391
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Cert. of
     Part. (Stanford University Hospital), Series 1993, 5.75% 2005 (escrowed to
     maturity)                                                                                          1,240            1,282
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Cert. of
     Part. (Stanford University Hospital), Series 1993, 5.50% 2013
     (preref. 2005)                                                                                     1,500            1,539
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
     Series 2000-A, 5.30% 2008                                                                          1,000            1,063
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2001-A, 5.50% 2009                                  6,800            7,359
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
     (San Diego Hospital Association), Series 2001-A, 6.125% 2020                                       3,500            3,759
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1998-A, 6.10% 2017                                                                                 3,705            3,755
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 5.25% 2007                                                                            435              448
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 5.75% 2017                                                                          1,500            1,494
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 5.85% 2027                                                                          1,000              947
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1997-A, 6.20% 2027                                                                          4,170            4,134
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2005                               1,500            1,518
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2009                               4,600            4,818
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                              1,000            1,034
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018                              2,215            2,236
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps. (Southern
     California Presbyterian Homes Obligated Group Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.00% 2022                                                     1,750            1,843
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps. (Southern
     California Presbyterian Homes Obligated Group Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.125% 2032                                                    4,000            4,179
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series
     2001-D, 5.125% 2015                                                                                4,000            4,319
Beverly Hills Unified School Dist. (Los Angeles County), G.O. Bonds, Election
     of 2002, Series A, 5.375% 2017                                                                     1,000            1,100
Beverly Hills Unified School Dist. (Los Angeles County), G.O. Bonds, Election
     of 2002, Series A, 5.00% 2022                                                                      1,500            1,564
Cabrillo Community College Dist., Santa Cruz County, Election of 1998 G.O.
     Bonds, Series B, FGIC insured, 0% 2016                                                             1,500              882
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed
     Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002,
     5.75% 2029                                                                                         2,000            1,845
Calleguas -- Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas
     Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020                            1,565            1,692
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega),
     Improvement Area No. 2002-1, Special Tax Bonds, Series 2003, 6.00% 2033                            1,200            1,226
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds,
     6.625% 2023                                                                                          815              864
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds,
     6.70% 2030                                                                                         3,750            3,940
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen
     Project), Series 1993, 6.00% 2009                                                                    425              438
Central Valley School Districts Fncg. Auth. (School Dist. G.O. Bond Ref.
     Program), Rev. Bonds, Series 1998-A, MBIA insured, 6.25% 2011                                      1,000            1,167
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
     Projects), Series A, AMBAC insured, 5.00% 2017                                                     1,000            1,092
Chaffey Community College Dist., San Bernardino County, G.O. Bonds, Series
     2002-A, FSA insured, 5.25% 2016                                                                    1,620            1,769
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special
     Tax Bonds, 6.95% 2030                                                                              2,000            2,137
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.),
     Series 1997-A, AMT, 4.90% 2023                                                                     2,000            1,955
City of Commerce, Community Dev. Commission, Redev. Project No. 1, Subordinate
     Lien Tax Allocation Ref. Bonds, Series 1997-B, 5.50% 2008                                          1,000            1,071
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water
     System Subordinated Rev. Bonds, Series 2001, 5.25% 2016                                            7,000            7,622
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
     Special Tax Bonds, Series 1999, 6.125% 2016                                                          995            1,049
Ref. Cert. of Part., Elsinore Valley Municipal Water Dist. (Riverside County),
     Series 2002, FGIC insured, 5.375% 2015                                                             2,125            2,382
Ref. Cert. of Part., Elsinore Valley Municipal Water Dist. (Riverside County),
     Series 2002, FGIC insured, 5.375% 2017                                                             3,385            3,808
Escondido Union School Dist., G.O. Bonds, Election of 2002 (San Diego County),
     Series A, FSA insured, 5.25% 2017                                                                  2,015            2,193
Clovis Unified School District (Fresno County), G.O. Bonds, Series 2004-A, FGIC
     insured, 0% 2020                                                                                   5,000            2,304
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     6.20% 2011                                                                                         1,475            1,588
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     7.00% 2024                                                                                         1,000            1,075
City of Folsom, Community Facs. Dist. No. 14 (Parkway Phase II), Special Tax
     Bonds, Series 2002, 6.30% 2032                                                                     4,000            4,152
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015                                                                            1,105            1,187
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030                                                                           5,250            5,510
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax
     Bonds, Series 2004, 6.00% 2034                                                                     4,000            4,033
Foothill-De Anza Community College Dist., Santa Clara County, Election of 1999
     G.O. Bonds, Series B, FGIC insured, 5.25% 2017                                                     3,085            3,380
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series
     1995-A, 6.00% 2016 (preref. 2010)                                                                  1,000            1,147
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax
     Bonds, Series 2002, 6.10% 2022                                                                     1,000            1,040
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax
     Bonds, Series 2002, 6.20% 2032                                                                     2,500            2,569
Fullerton School Dist. (Orange County), G.O. Bonds, 2002 Election, Series A,
     FGIC insured, 5.375% 2017                                                                          2,340            2,574
Community Facs. Dist. No. 2001-1 of the Fullerton School Dist., 2001 Special
     Tax Bonds, 6.375% 2031                                                                             3,000            3,252
Golden West Schools Fncg. Auth., 1999 Rev. Bonds (School Dist. G.O. Bonds Ref.
     Program), Series A, MBIA insured, 0% 2018                                                          2,750            1,435
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA
     insured, 5.00% 2018                                                                                2,000            2,112
Independent Cities Lease Finance Auth., Mobile Home Park Rev. Bonds (Hermosa
     Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039                                    3,935            4,043
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Three, 5.55% 2026                                                                     1,995            1,974
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Two, 5.10% 2016                                                                       1,730            1,774
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Two, 5.60% 2022                                                                       2,500            2,577
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
     Bonds, Group Two, 5.70% 2026                                                                       2,750            2,804
Joint Powers Health Fncg. Auth., Cert. of Part. (Community Hospitals of Central
     California Project), Series 2000, 6.00% 2020                                                       2,220            2,329
Joint Powers Health Fncg. Auth., Cert. of Part. (Community Hospitals of Central
     California Project), Series 2001, 6.00% 2015                                                       1,000            1,077
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series 2003-B,
     6.625% 2025                                                                                        4,500            4,569
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special
     Tax Bonds, Series 2004-A, 5.95% 2034                                                               2,500            2,488
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House),
     Special Tax Bonds, Series 2002, 6.375% 2032                                                        4,500            4,727
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax
     Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018                                       1,935            2,156
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax
     Bonds, Series 2003, 6.00% 2033                                                                     1,780            1,824
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2003-A, 6.125% 2033                                                      4,000            4,096
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2004, 6.00% 2034                                                         2,750            2,797
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific
     Project), Series 2001, AMBAC insured, 5.50% 2016                                                   4,380            4,883
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured,
     6.00% 2017                                                                                           750              880
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, FGIC insured,
     5.75% 2013                                                                                         2,500            2,768
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured,
     5.00% 2010                                                                                         1,030            1,106
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured,
     5.00% 2011                                                                                         2,000            2,147
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured,
     5.00% 2014                                                                                         1,930            2,054
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured,
     5.00% 2015                                                                                         1,000            1,058
Los Altos School Dist. (County of Santa Clara), G.O. Bonds, Electon of 1998,
     Series B, 5.00% 2015                                                                               1,000            1,073
City of Los Angeles, Harbor Dept. Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed
     to maturity)                                                                                       1,685            2,128
City of Los Angeles, Harbor Dept. Rev. Bonds, Series 1996-B, AMT, 6.00% 2013                            5,980            6,331
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized --
     Ridgecroft Apartments Project), Series 1997-E, AMT, 6.125% 2027                                    2,005            2,069
City of Los Angeles, State Building Auth., Lease Rev. Bonds (Dept. of General
     Services Lease), Series 1999-A, 5.40% 2015                                                         1,000            1,066
Dept. of Water and Power of the City of Los Angeles, Power System Rev. Bonds,
     Series 2001-A, Subseries A-1, 5.25% 2015                                                           7,500            8,156
Dept. of Water and Power of the City of Los Angeles, Power System Rev. Bonds,
     Series 2003-A, Subseries A-1, MBIA insured, 5.00% 2008                                             2,000            2,176
Dept. of Water and Power of the City of Los Angeles, Water System Rev. Bonds,
     Series 2001-A, 5.125% 2032                                                                         1,000            1,016
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part. (Marina del
     Rey), Series 1993-A, 6.50% 2008                                                                    4,945            5,009
County of Los Angeles, Cert. of Part. (1993 Disney Parking Project), AMBAC
     insured, 0% 2014                                                                                   3,000            1,971
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001
     Election, Series A, 5.50% 2016                                                                     4,500            5,000
Los Angeles Unified School Dist. (County of Los Angeles), 2002 G.O. Ref. Bonds,
     MBIA insured, 5.75% 2015                                                                           1,000            1,163
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election
     of 2002, Series 2003-A, MBIA insured, 5.375% 2016                                                  1,000            1,108
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election
     of 2002, Series 2003-A, MBIA insured, 5.375% 2017                                                  1,000            1,105
Los Angeles County Metropolitan Transportation Auth., Proposition A First Tier
     Senior, Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017                          3,530            3,840
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series
     1997-A, MBIA insured, 5.00% 2026 (preref. 2008)                                                    1,055            1,148
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series
     2004-A, 5.00% 2026 (preref. 2008)                                                                    910              990
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series
     2001-A, 5.375% 2013                                                                                4,000            4,449
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series
     2003-A, 5.00% 2014                                                                                 1,000            1,100
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series
     2003-A, 5.25% 2015                                                                                 3,075            3,372
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series
     2004-B, 5.00% 2015                                                                                 6,500            7,081
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds,
     Series 2001-B, 5.25% 2016                                                                          3,530            3,829
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds,
     Series 2001-B, 5.25% 2018                                                                          2,000            2,158
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds,
     Series 2004-A, 5.00% 2013                                                                          2,000            2,207
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds,
     Series 2004-A, 5.00% 2015                                                                          1,300            1,432
Milpitas Redev. Agcy., Project Area 1 Tax Allocation Bonds, Series 2003, MBIA
     insured, 5.00% 2014                                                                                3,000            3,274
Northern California Power Agcy., Geothermal Project Number 3 Special Rev. Bonds,
     1993 Ref. Series A, 5.60% 2006 (escrowed to maturity)                                              1,000            1,054
Northern California Power Agcy., Geothermal Project Number 3 Special Rev. Bonds,
     1993 Ref. Series A, 5.65% 2007 (escrowed to maturity)                                              1,025            1,113
Oak Park Unified School Dist. (Ventura County), G.O. Bonds, Election of 1977,
     Series 2000, FSA insured, 0% 2015                                                                  2,300            1,449
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.25% 2007                               2,000            2,144
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.75% 2014                               1,500            1,649
Port of Oakland, Rev. Bonds, Series 2002-M, FGIC insured 5.25% 2015                                     1,100            1,209
Community Facs. Dist. No. 1999-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 1999-A, 6.70% 2029                                                               1,000            1,127
Community Facs. Dist. No. 2000-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2000-A, 6.20% 2023                                                               1,780            1,895
Community Facs. Dist. No. 2000-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2000-A, 6.25% 2030                                                               1,800            1,907
Community Facs. Dist. No. 2001-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2002-A, 6.00% 2032                                                               2,400            2,497
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2003-A, 5.125% 2018                                                              1,180            1,219
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2003-A, 5.55% 2033                                                               1,500            1,525
Community Facs. Dist. No. 2003-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2004-A 5.60% 2028                                                                1,000            1,015
Community Facs. Dist. No. 2003-1 of the County of Orange (Ladera Ranch), Special
     Tax Bonds, Series 2004-A, 5.625% 2034                                                              1,750            1,779
County of Orange, Limited Obligation Improvement Bonds, Irvine Coast Assessment
     Dist. No. 88-1, Series 1998-A, 5.25% 2009                                                            670              689
County of Orange Local Transportation Auth., First Senior Fixed-Rate Bonds,
     AMBAC insured, 5.00% 2011                                                                          2,000            2,200
County of Orange Local Transportation Auth., First Senior Fixed-Rate Bonds,
     MBIA insured, 6.00% 2009                                                                           1,500            1,696
County of Orange, Recovery Cert. of Part., Series 1996-A, MBIA insured,
     6.00% 2008                                                                                         1,500            1,679
Orange County Water Dist., Rev. Cert. of Part., Series 1999-A, 5.25% 2022                               1,960            2,090
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited
     Obligation Ref. Bonds, 5.60% 2005                                                                  2,540            2,598
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited
     Obligation Ref. Bonds, 5.70% 2006                                                                  1,040            1,078
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
     Tax Ref. Bonds, Series 1998, 6.50% 2008                                                            1,000            1,100
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
     Tax Ref. Bonds, Series 1998, 6.50% 2009                                                            1,320            1,461
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
     Tax Ref. Bonds, Series 1998, 6.50% 2010                                                            1,715            1,887
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
     Tax Ref. Bonds, Series 1998, 6.75% 2015                                                            2,050            2,302
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015                             1,000            1,095
Riverside County Public Fncg. Auth., Cert. of Part., Air Force Village West,
     Inc., 5.40% 2009                                                                                     950            1,012
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.00% 2011                                                                   995            1,103
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special
     Tax Bonds, Series 1999, 6.30% 2025                                                                 1,750            1,860
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax
     Bonds, Series 1998, 5.20% 2007                                                                       840              850
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax
     Bonds, Series 1999, 6.50% 2015                                                                     1,000            1,073
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax
     Bonds, Series 1999, 6.70% 2025                                                                     2,750            2,913
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and
     Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2015                                 2,000            2,222
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and
     Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016                                 5,435            6,026
City of Sacramento Fncg. Auth. (City Hall and Redev. Projects), Rev. Bonds,
     Series 2002-A, FSA insured, 5.25% 2016                                                             2,000            2,189
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
     Bonds, Series 2003-C, 6.00% 2033                                                                   1,000            1,027
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No.
     2001-03, Special Tax Bonds, 6.00% 2028                                                             1,755            1,800
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble
     Project), Series 1995, 7.00% 2005                                                                  1,700            1,747
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble
     Project), Series 1995, 6.375% 2010                                                                 1,600            1,657
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble
     Project), Series 1995, 6.375% 2010 (preref. 2005)                                                  1,085            1,134
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble
     Project), Series 1995, 6.50% 2014 (preref. 2005)                                                   1,000            1,046
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble
     Project), Series 1995, 6.50% 2021 (preref. 2005)                                                   3,000            3,138
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC
     insured, 5.70% 2017                                                                                2,500            2,891
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2001-O,
     MBIA insured, 5.25% 2015                                                                           1,280            1,397
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q,
     FSA insured, 5.25% 2017                                                                            1,000            1,088
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA
     insured, 5.25% 2015                                                                                1,115            1,188
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA
     insured, 5.25% 2016                                                                                1,170            1,242
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch),
     6.00% 2012                                                                                           880              935
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch),
     6.10% 2013                                                                                           665              706
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
     6.30% 2021                                                                                           500              521
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed
     Securities Program), Issue A of 1987, AMT, 9.00% 2019 (escrowed to maturity)                       1,500            2,235
Tobacco Securitization Auth. of Northern California, Tobacco Settlement
     Asset-backed Bonds, (Sacramento County Tobacco Securitization Corp.),
     Series 2001-B, 5.00% 2028                                                                          4,490            4,054
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A,
     5.20% 2029 (put 2009)                                                                              1,000            1,059
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds
     (Secured by a Junior Lien on Certain Tax Increment Revenues Pledged Under
     Senior Loan Agreements), 6.625% 2026                                                               5,000            5,175
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 5.90% 2007                                                                      1,425            1,478
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 5.90% 2008                                                                        995            1,031
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1,
     Special Tax Bonds, Series 1998, MBIA insured, 5.00% 2010                                           1,000            1,084
San Diego Unified School Dist., 2003 G.O. Bonds (Election of 1998, Series E),
     Current Interest Bonds, FSA insured, 5.25% 2015                                                    1,000            1,118
Airport Commission, City and County of San Francisco, San Francisco
     International Airport, Second Series Rev. Bonds, Issue 26A, AMT, AMBAC
     insured, 5.00% 2019                                                                                1,000            1,023
Airport Commission, City and County of San Francisco, San Francisco
     International Airport, Second Series Rev. Bonds, Issue 26A, AMT, FGIC
     insured, 5.00% 2010                                                                                1,915            2,049
Airport Commission, City and County of San Francisco, San Francisco
     International Airport, Second Series Rev. Bonds, Issue 26A, AMT, FGIC
     insured, 5.00% 2011                                                                                2,030            2,167
Airport Commission, City and County of San Francisco, San Francisco
     International Airport, Second Series Rev. Ref. Bonds, Issue 28-A, AMT,
     MBIA insured, 5.50% 2014                                                                           1,000            1,091
Airport Commission, City and County of San Francisco, San Francisco
     International Airport, Second Series Rev. Ref. Bonds, Issue 28-A, AMT,
     MBIA insured, 5.50% 2015                                                                           1,500            1,627
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Junior Lien Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)                                   1,500            1,208
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)                                   4,000            2,750
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)                                   4,150            2,150
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)                                   5,900            2,439
City of San Jose, Airport Rev. Bonds, Series 2004-C, AMT, MBIA insured,
     5.00% 2011                                                                                         1,000            1,073
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured,
     5.00% 2010                                                                                         1,500            1,603
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series
     2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                       2,500            2,597
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001,
     5.00% 2019                                                                                         2,295            2,418
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects),
     Series 2002, 5.00% 2017                                                                            1,120            1,194
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects),
     Series 2002, 5.00% 2020                                                                            1,000            1,053
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA
     Collateralized -- The Miraido Village), Series 1997-A, AMT, 5.30% 2012                               675              705
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA
     Collateralized -- The Miraido Village), Series 1997-A, AMT, 5.65% 2022                             1,490            1,546
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010                                 2,895            3,128
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital
     Projects Program), Series 1993-A, MBIA insured, 5.125% 2018                                        2,700            2,970
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured,
     5.50% 2017                                                                                         2,500            2,865
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
     Series 1994-A, MBIA insured, 6.25% 2019                                                            1,000            1,208
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
     Series 1994-A, AMBAC insured, 7.75% 2009                                                           2,200            2,691
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
     Special Tax Bonds, Series 2003, 5.375% 2018                                                        1,005            1,022
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
     Special Tax Bonds, Series 2003, 6.00% 2030                                                         1,170            1,185
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds,
     Series 1998, 5.25% 2015                                                                            3,000            3,363
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds,
     Series 1998, 5.25% 2017                                                                            1,175            1,319
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds,
     Series 1998, 5.25% 2018                                                                            2,175            2,443
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds, Series 1997-A
     (Community Correctional Fac. Acquisition Project), 5.50% 2006                                        665              676
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds, Series 1997-A
     (Community Correctional Fac. Acquisition Project), 5.95% 2011                                      1,700            1,822
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A,
     FSA insured, 5.375% 2011                                                                           1,600            1,765
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT,
     AMBAC insured, 5.375% 2016                                                                         1,500            1,604
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT,
     AMBAC insured, 5.375% 2017                                                                         2,655            2,824
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds
     (GNMA and FNMA Mortgage-backed Securities Program), Series 1992-A, AMT,
     6.75% 2022                                                                                            45               45
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South
     Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                       1,000            1,035
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev.
     Project Area No. 1), Series 1995-B, 6.25% 2020                                                     3,250            3,404
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A,
     7.00% 2027                                                                                         3,500            3,721
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist. No. 90-2B
     (Brookside Estates), Series 1997-A, 5.95% 2010                                                     1,000            1,035
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist. No. 90-2B
     (Brookside Estates), Series 1997-A, 6.20% 2015                                                     1,750            1,819
City of Temecula, Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist.
     No. 03-03 (Wolf Creek), Series 2003, 5.80% 2026                                                    1,165            1,174
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor), Special
     Tax Ref. Bonds, Series 1998-A, 5.25% 2008                                                            745              787
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
     Series 2001-A, 6.00% 2022                                                                          1,000            1,096
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
     Series 2001-A, 5.50% 2031                                                                          1,000            1,030
Community Facs. Dist. No. 97-1 of the Tustin Unified School Dist., Series 2000,
     Special Tax Bonds, 6.375% 2035 (preref. 2008)                                                      3,000            3,470
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010                              1,210            1,287
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013                              1,100            1,143
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018                              2,750            2,820
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023                             1,000            1,017
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment
     Dist. of 1998, 5.20% 2008                                                                            495              512
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011                               1,510            1,590
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013                               1,685            1,763
Westlands Water Dist., Rev. Cert. of Part., Series 2002-A, MBIA insured,
     5.25% 2016                                                                                         1,270            1,384
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital),
     Series 2002, 5.75% 2031                                                                            5,000            5,246
Community Facs. Dist. No. 2002-1 of the William S. Hart Union High School Dist.,
     Special Tax Bonds, Series 2003, 6.00% 2033                                                         1,000            1,008
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project),
     Series 2000, 7.50% 2030 (preref. 2000)                                                             5,500            6,496

PUERTO RICO -- 5.03%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75%
     2009 (escrowed to maturity)                                                                        2,000            2,244
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75%
     2020 (preref. 2010)                                                                                4,960            5,357
Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010                                            1,000            1,086
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA
     insured, 5.00% 2026 (put 2010)                                                                     1,500            1,626
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032                         2,500            2,702
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series
     1993-A, AMT, 6.30% 2023                                                                            1,000              702
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027
     (preref. 2012)                                                                                     1,500            1,659
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036
     (preref. 2012)                                                                                     7,000            7,743
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010                          2,835            3,149
Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                        1,830            2,109
Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026
     (escrowed to maturity)                                                                               170              200
Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A, FGIC
     insured, 5.25% 2031 (put 2012)                                                                     1,000            1,101
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009                             4,575            5,151
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                3,500            3,732

VIRGIN ISLAND -- 1.31%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2009                                                                            500              538
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2010                                                                          1,000            1,068
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.30% 2011                                                                          2,000            2,124
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-C, 5.50% 2005                                                                          2,500            2,566
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-C, 5.50% 2008                                                                          1,000            1,080
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate
     Lien, Series 1998-D, 6.00% 2006                                                                    1,000            1,045
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate
     Lien, Series 1998-E, 5.75% 2013                                                                    1,595            1,653


TOTAL BONDS AND NOTES (cost: $690,208,000)                                                                             719,540



SHORT-TERM SECURITIES -- 5.67%

Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Variable
     Rate Demand Multi-family Housing Rev. Bonds (Geneva Pointe Apartments),
     AMT, 1.68% 2037(1)                                                                                 3,000            3,000
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps. (Jewish
     Community Center Project), Series 2002, 1.65% 2031(1),(2)                                          2,675            2,675
Eastern Municipal Water Dist., Water and Sewer Rev. Variable Rate Cert. of
     Part., Series 2003-A, MBIA insured, 1.62% 2023(1)                                                  3,300            3,300
Econ. Recovery Bonds, Series 2004-C-10 1.67% 2023(1)                                                    2,000            2,000
G.O. Bonds, Series 2004-A1, 1.66% 2034(1)                                                               2,500            2,500
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (The RAND Corp.), Series
     2002-B, AMBAC insured, 1.63% 2042(1)                                                               1,200            1,200
Redev. Agcy. of the City of Livermore, Variable Rate Demand Multi-family Housing
     Rev. Ref. Bonds (Livermore Senior Housing Apartments), Series 2002-A, AMT,
     1.69% 2040(1)                                                                                      1,100            1,100
Metropolitan Water Dist. of Southern California (The), Water Rev. Bonds 2000
     Authorization, Series B-1, 1.63% 2035(1)                                                             600              600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas
     and Electric Co.), Series 1996-E, 1.67% 2026(1)                                                    3,300            3,300
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas
     and Electric Co.), Series 1997-B, AMT, 1.73% 2026(1)                                               2,600            2,600
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield
     Co. Project), Series 1994-A, AMT, 1.72% 2024(1),(2)                                                3,900            3,900
Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A.
     Inc. Project), Series 1994, AMT, 1.72% 2024(1)                                                     1,100            1,100
Statewide Communities Dev. Auth., Variable Rate Demand Rev. Bonds (Biola
     University), Series 2002-B, 1.66% 2032(1)                                                          1,665            1,665
Stanislaus Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Rev. Ref. Certificates
     (Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000, MBIA
     insured, 1.67% 2010(1)                                                                             1,600            1,600
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 1.67% 2022(1)                      10,600           10,600
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-6,
     1.64% 2022(1)                                                                                      2,300            2,300


TOTAL SHORT-TERM SECURITIES (cost: $43,440,000)                                                                         43,440


TOTAL INVESTMENT SECURITIES (cost: $733,648,000)                                                                       762,980
Other assets less liabilities                                                                                            3,664

NET ASSETS                                                                                                            $766,644

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. =Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue




                                                                      unaudited

FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                           $  31,831
Gross unrealized depreciation on investment securities                                                              (1,885)
Net unrealized appreciation on investment securities                                                                29,946
Cost of investment securities for federal income tax purposes                                                      733,034


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II


By

/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ Abner D. Goldstine
-----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: January 28, 2005

By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: January 28, 2005